Property and equipment - Summary of information about property plant equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Cost
Beginning Balance	$ 1,071
Ending Balance	865	$ 1,071
Net carrying amounts
Property and equipment	865	1,071
Cost
Cost
Beginning Balance	1,314	256
Additions	41	1,169
Disposals		(111)
Ending Balance	1,355	1,314
Net carrying amounts
Property and equipment	1,355	256
Accumulated depreciation
Accumulated depreciation
Beginning Balance	243	155
Depreciation	247	199
Disposals		(111)
Ending Balance	490	243
Computer equipment
Cost
Beginning Balance	144
Ending Balance	110	144
Net carrying amounts
Property and equipment	144	144
Computer equipment | Cost
Cost
Beginning Balance	231	82
Additions	41	206
Disposals		(57)
Ending Balance	272	231
Net carrying amounts
Property and equipment	272	82
Computer equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	87	66
Depreciation	75	78
Disposals		(57)
Ending Balance	162	87
Laboratory equipment
Cost
Beginning Balance	75
Ending Balance	57	75
Net carrying amounts
Property and equipment	75	75
Laboratory equipment | Cost
Cost
Beginning Balance	107	47
Additions		60
Ending Balance	107	107
Net carrying amounts
Property and equipment	107	47
Laboratory equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	32	25
Depreciation	18	7
Ending Balance	50	32
Office furniture and equipment
Cost
Beginning Balance	276
Ending Balance	220	276
Net carrying amounts
Property and equipment	276	276
Office furniture and equipment | Cost
Cost
Beginning Balance	334	75
Additions		313
Disposals		(54)
Ending Balance	334	334
Net carrying amounts
Property and equipment	334	75
Office furniture and equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	58	64
Depreciation	56	48
Disposals		(54)
Ending Balance	114	58
Leasehold improvements
Cost
Beginning Balance	576
Ending Balance	478	576
Net carrying amounts
Property and equipment	576	576
Leasehold improvements | Cost
Cost
Beginning Balance	642	52
Additions		590
Ending Balance	642	642
Net carrying amounts
Property and equipment	642	52
Leasehold improvements | Accumulated depreciation
Accumulated depreciation
Beginning Balance	66
Depreciation	98	66
Ending Balance	$ 164	$ 66